CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIENCY - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Preferred Stock
Beginning Balance (in shares)		1,250	930	930	1,490	1,287
Issuance of common stock as employee compensation (in shares)
Issuance of common stock in exchange for services rendered (in shares)
Issuance of preferred stock in financing (in shares)				2,875	2,725	2,000
Issuance of common stock upon conversion of preferred stock (in shares)				(2,555)	(3,285)	(1,797)
Issuance of common stock for preferred stock make whole payments (in shares)
Exercise of additional investment rights
Cancellation of common stock (in shares)
Exercise of stock options for cash (in shares)
Exercise of warrants for cash (in shares)
Cashless exercise of warrants (in shares)
Stock-based compensation
Net loss
Preferred stock dividend (see Note 9)
Currency translation adjustment
Ending Balance (in shares)	1,250			1,250	930	1,490
Common Stock
Beginning Balance		$ 778,512	$ 580,329	$ 580,329	$ 354,161	$ 308,520
Beginning Balance (in shares)		778,512,092	580,329,160	580,329,160	354,161,297	308,519,768
Issuance of common stock as employee compensation				$ 4,333		$ 981
Issuance of common stock as employee compensation (in shares)				4,333,333		981,353
Issuance of common stock in exchange for services rendered				$ 7,633	$ 8,251	$ 5,402
Issuance of common stock in exchange for services rendered (in shares)				7,633,333	8,251,150	5,401,722
Issuance of preferred stock in financing
Issuance of common stock upon conversion of preferred stock				$ 85,167	$ 92,871	$ 11,980
Issuance of common stock upon conversion of preferred stock (in shares)				85,166,663	92,870,829	11,980,003
Issuance of common stock for preferred stock make whole payments				$ 23,792	$ 30,452	$ 5,319
Issuance of common stock for preferred stock make whole payments (in shares)				23,791,817	30,452,292	5,319,026
Exercise of additional investment rights
Cancellation of common stock					$ (1,278)
Cancellation of common stock (in shares)					(1,278,246)
Exercise of stock options for cash				$ 526	$ 5,180	$ 1,300
Exercise of stock options for cash (in shares)				526,306	5,180,378	1,299,994
Exercise of warrants for cash				$ 76,731	$ 61,507	$ 200
Exercise of warrants for cash (in shares)				76,731,480	61,506,785	200,000
Cashless exercise of warrants					$ 29,185	$ 20,459
Cashless exercise of warrants (in shares)					29,184,675	20,459,431
Stock-based compensation
Net loss
Preferred stock dividend (see Note 9)
Currency translation adjustment
Ending Balance	$ 778,512			$ 778,512	$ 580,329	$ 354,161
Ending Balance (in shares)	778,512,092			778,512,092	580,329,160	354,161,297
Additional Paid-In Capital
Beginning Balance		$ 362,307,678	$ 356,401,812	$ 356,401,812	$ 348,099,813	$ 338,124,525
Issuance of common stock as employee compensation				125,667		129,562
Issuance of common stock in exchange for services rendered				$ 279,147	$ 384,171	694,043
Issuance of preferred stock in financing
Issuance of common stock upon conversion of preferred stock				$ (85,167)	$ 657,129	(11,980)
Issuance of common stock for preferred stock make whole payments				666,058	856,498	479,871
Exercise of additional investment rights				$ 237,566		$ 841,333
Cancellation of common stock					$ 1,278
Exercise of stock options for cash
Exercise of warrants for cash				$ 4,419,725	$ 3,231,738	$ 29,800
Cashless exercise of warrants					2,333,431	7,210,274
Stock-based compensation				$ 262,871	$ 837,753	$ 602,384
Net loss
Preferred stock dividend (see Note 9)
Currency translation adjustment
Ending Balance	$ 362,307,678			$ 362,307,678	$ 356,401,812	$ 348,099,813
Accumulated Deficit
Beginning Balance		(369,948,322)	(367,888,576)	$ (367,888,576)	$ (357,611,780)	$ (347,744,756)
Issuance of common stock as employee compensation
Issuance of common stock in exchange for services rendered
Issuance of preferred stock in financing
Issuance of common stock upon conversion of preferred stock
Issuance of common stock for preferred stock make whole payments
Exercise of additional investment rights
Cancellation of common stock
Exercise of stock options for cash
Exercise of warrants for cash
Cashless exercise of warrants
Stock-based compensation
Net loss				$ (1,417)	$ (8,554,322)	$ (9,490,278)
Preferred stock dividend (see Note 9)				$ (2,058,329)	$ (1,722,474)	$ (376,746)
Currency translation adjustment
Ending Balance	(369,948,322)			$ (369,948,322)	$ (367,888,576)	$ (357,611,780)
Accumulated Other Comprehensive Income (Loss)
Beginning Balance		772,074	765,103	$ 765,103	$ 777,615	$ 869,575
Issuance of common stock as employee compensation
Issuance of common stock in exchange for services rendered
Issuance of preferred stock in financing
Issuance of common stock upon conversion of preferred stock
Issuance of common stock for preferred stock make whole payments
Exercise of additional investment rights
Cancellation of common stock
Exercise of stock options for cash
Exercise of warrants for cash
Cashless exercise of warrants
Stock-based compensation
Net loss
Preferred stock dividend (see Note 9)
Currency translation adjustment				$ 6,971	$ (12,512)	$ (91,960)
Ending Balance	772,074			772,074	765,103	777,615
Beginning Balance	(6,090,058)	(6,090,058)	(10,141,332)	(10,141,332)	(8,380,190)	(8,442,136)
Issuance of common stock as employee compensation				130,000		130,543
Issuance of common stock in exchange for services rendered				$ 286,780	$ 392,422	$ 699,445
Issuance of preferred stock in financing
Issuance of common stock upon conversion of preferred stock					$ 0
Issuance of common stock for preferred stock make whole payments				$ 689,850	$ 886,950	$ 485,190
Exercise of additional investment rights				237,566		841,333
Cancellation of common stock
Exercise of stock options for cash				526	$ 5,180	1,300
Exercise of warrants for cash				$ 4,496,456	3,293,245	30,000
Cashless exercise of warrants					2,362,616	7,230,734
Stock-based compensation				$ 262,871	837,753	602,384
Net loss		(1,858,450)	(2,385,273)	(1,417)	(8,554,322)	(9,490,278)
Preferred stock dividend (see Note 9)				(2,058,329)	(1,722,474)	(376,746)
Currency translation adjustment				6,971	(12,512)	(91,960)
Ending Balance	$ (6,090,058)	$ (7,721,676)	$ (6,090,058)	$ (6,090,058)	$ (10,141,332)	$ (8,380,190)